Debt - Additional Information (Details)													1 Months Ended		12 Months Ended
	Apr. 27, 2018 EUR (€)	Mar. 14, 2018 USD ($)	Mar. 07, 2018 USD ($)	Mar. 06, 2018 USD ($)	Oct. 31, 2017 USD ($)	Aug. 24, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 15, 2017 USD ($)	Feb. 10, 2017 USD ($)	Jul. 22, 2016 USD ($)	Jun. 22, 2016 USD ($)	Jul. 01, 2015 USD ($)	Mar. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 02, 2017 EUR (€)	Mar. 24, 2016 USD ($)
Debt Instrument [Line Items]
Unamortized fair market value step-up															$ 250,800,000
Unamortized fair market value step-up, weighted average remaining life															12 years 3 months 18 days
Weighted average interest rate excluding fair value step-up															4.60%
Letters of credit outstanding, amount															$ 104,900,000
Fair value of debt															6,400,000,000	$ 6,800,000,000
Amortization of debt issuance costs															6,300,000	4,500,000	$ 4,600,000
Repayment of debt															$ 2,032,900,000	$ 2,331,900,000	$ 1,073,300,000
Debt, weighted average interest rate															4.10%	3.60%
DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity			$ 3,800,000,000
Debt issuance costs															$ 4,000,000
Debt instrument, interest rate description			The applicable interest rate margin will be 1.125% to 2.000% per annum for LIBOR rate loans and 0.125% to 1.000% per annum for alternate base rate loans, in each case depending on the Leverage Ratio (as defined in the credit agreement) or Holdco’s corporate credit ratings, whichever yields a lower applicable interest rate margin, at such time. In addition, we will be required to pay a commitment fee of 0.125% per annum to 0.300% per annum (depending on the Leverage Ratio or the Company’s corporate credit ratings, whichever yields a lower fee) on the unused term loan commitments, accruing from June 5, 2018 until the earlier of the funding of the loans under the Delayed Draw Credit Facilities or the Delayed Draw Termination Date.
Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Amount of foreign exchange contracts															356,000,000	$ 47,800,000
Minimum [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage			0.125%
Minimum [Member] | LIBOR [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Applicable margin			1.125%
Minimum [Member] | Base Rate [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Applicable margin			0.125%
Maximum [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage			0.30%
Maximum [Member] | LIBOR [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Applicable margin			2.00%
Maximum [Member] | Base Rate [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Applicable margin			1.00%
Revolver, Receivables Facility and Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity															3,200,000,000
Public Bond Obligations [Member]
Debt Instrument [Line Items]
Debt instrument, face amount															$ 4,900,000,000	$ 3,800,000,000
Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 600,000,000
Debt instrument, interest rate				3.75%
Debt instrument, maturity year				2025
Debt instrument, discount				$ 1,700,000
Debt instrument, issuance costs				$ 4,900,000
Debt instrument, effective interest rate				3.93%
Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 600,000,000
Debt instrument, interest rate				4.00%
Debt instrument, maturity year				2028
Debt instrument, discount				$ 1,000,000
Debt instrument, issuance costs				$ 5,000,000
Debt instrument, effective interest rate				4.12%
Term Loan Facilities [Member]
Debt Instrument [Line Items]
Repayment of debt													$ 540,000,000
Term Loan Facilities [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, weighted average interest rate															3.70%	2.50%
Commercial Paper [Member]
Debt Instrument [Line Items]
Repayment of debt													445,000,000
Commercial Paper [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity															$ 2,000,000,000
Borrowings outstanding															0
Aggregate Principal Amount of Short-term Unsecured Commercial Paper Program, Maximum					$ 1,000,000,000									$ 1,000,000,000
Commercial Paper [Member] | Unsecured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, notice period for termination														30 days
Commercial Paper [Member] | Unsecured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maturity period														397 days
Receivables Facility [Member]
Debt Instrument [Line Items]
Repayment of debt													100,000,000
Receivables Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity, amount															571,000,000	$ 577,600,000
Long-term debt															$ 0	$ 110,000,000
Credit facility maturity date										Jul. 22, 2019
Debt, weighted average interest rate																2.10%
Receivables backed financing, maximum borrowing amount										$ 700,000,000
Restriction on Exclusion of Eligible Receivables of Specific Obligors, Aggregate Maximum Percentage										7.50%
Restriction on Exclusion of Eligible Receivables of Specific Obligors, Obligor Maximum Percentage of Aggregate Balance										2.50%
Asset Securitization Facility Commitment Fee Percentage															0.25%	0.25%
Loans and Leases Receivable, Collateral for Secured Borrowings															$ 887,000,000
Receivables Facility [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Applicable margin										0.85%
Variable rate basis										one month LIBOR
Receivables Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Prepayment of amortization payments						$ 415,000,000
Sumitomo Mitsui Banking Corporation Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of debt													$ 104,700,000
Sumitomo Mitsui Banking Corporation Unsecured Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity									$ 200,000,000
Credit facility maturity date									Feb. 07, 2018
Current portion of debt															0	$ 106,700,000
Senior Notes Due September 15, 2024 | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate						3.00%
Debt instrument, discount						$ 1,400,000
Debt instrument, effective interest rate						3.18%
Long-term debt						$ 500,000,000
Deferred finance costs, current, gross						$ 4,200,000
Senior Notes Due September 15, 2027 [member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate						3.375%
Debt instrument, discount						$ 200,000
Debt instrument, effective interest rate						3.48%
Long-term debt						$ 500,000,000
Deferred finance costs, current, gross						4,300,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Prepayment of outstanding principle amount		$ 540,000,000			485,000,000
Term Loan Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt																1,023,500,000
Prepayment of amortization payments						$ 575,000,000					$ 200,000,000
Debt Instrument, Term, in Years												5 years
Credit Facility, maximum borrowing capacity												$ 2,300,000,000
Amount Drawn on Unsecured Term Loan												1,200,000,000
Amount Which Can Be Drawn On A Delayed Draw Basis Not Later Than Nine Months After the Closing of the Credit Agreement												$ 1,100,000,000
Amount Drawn On Delayed Draw Term Loan																			$ 600,000,000
Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt															0	0
Debt Instrument, Term, in Years												5 years
Credit Facility, maximum borrowing capacity												$ 2,000,000,000
Committed Principal Amount Extended to July 1, 2022							$ 1,900,000,000
Credit facility maturity date							Jul. 01, 2020
Revolving Credit Facility [Member] | Unsecured Debt [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Capacity available for special purpose												150,000,000
Revolving Credit Facility [Member] | Unsecured Debt [Member] | Canadian Dollar Borrowing [Member]
Debt Instrument [Line Items]
Capacity available for special purpose												400,000,000
Revolving Credit Facility [Member] | Unsecured Debt [Member] | Future Mexican Peso Sub-Facility [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity												$ 200,000,000
Credit Facility [Member] | Unsecured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility commitment												0.125%
Credit Facility [Member] | Unsecured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility commitment												0.25%
Credit Facility [Member] | Unsecured Debt [Member] | LIBOR Based Borrowings [Member]
Debt Instrument [Line Items]
Applicable margin												1.125%
Credit Facility [Member] | Unsecured Debt [Member] | LIBOR Based Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin												1.00%
Credit Facility [Member] | Unsecured Debt [Member] | LIBOR Based Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin												1.50%
Credit Facility [Member] | Unsecured Debt [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin												0.125%
Credit Facility [Member] | Unsecured Debt [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin												0.00%
Credit Facility [Member] | Unsecured Debt [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin												0.50%
Farm Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt															599,400,000	599,200,000
Debt Instrument, Term, in Years												7 years
Credit Facility, maximum borrowing capacity												$ 600,000,000
Cooperatieve Rabobank U.A., New York Branch European Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity								$ 600,000,000
Credit facility maturity date								May 14, 2018
Line of credit facility, maximum Euro denominated borrowing capacity								$ 600,000,000
Current portion of debt																211,600,000
Cooperatieve Rabobank U.A., New York Branch European Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt															355,000,000
Credit Facility, maximum borrowing capacity | €	€ 500,000,000
Credit facility maturity date	Apr. 27, 2021
Line of credit facility, maximum Euro denominated borrowing capacity | €	€ 500,000,000
Cooperatieve Rabobank U.A., New York Branch European Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Incremental line of credit | €	€ 100,000,000
Debt instrument, maturity period	3 years
Cooperatieve Rabobank U.A., New York Branch European Revolving Credit Facility [Member] | Unsecured Debt [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Amount of foreign exchange contracts															$ 356,000,000
Wells Fargo Bank, NA Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity					$ 450,000,000									$ 450,000,000
Debt instrument, maturity period														364 days
Debt, weighted average interest rate															3.39%
Borrowings outstanding															$ 0
Debt instrument, maturity date					Oct. 28, 2019
Cooperatieve Rabobank U.A., New York Branch Other Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity | €																		€ 100,000,000
Current portion of debt															$ 0	$ 118,100,000
364-Day Term Loan [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity			$ 300,000,000
Debt instrument, maturity period			364 days
Three Year Term Loan [Member] | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity			$ 1,750,000,000
Debt instrument, maturity period			3 years
Five Year Term Loan | DDTL Credit Agreement [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity			$ 1,750,000,000
Debt instrument, maturity period			5 years